Leases	12 Months Ended
Apr. 30, 2021
Presentation Of Leases For Lessee [Abstract]
LEASES
14.	LEASES

The Company entered into certain equipment and automobile leases expiring between 2021 and 2024 with interest rates of between 8% and 17% per annum. The Company’s obligations under these finance leases are secured by the lessor’s title to the leased assets. The Company also entered into office leases in January 2018, May 2018, May 2019, June 2019, December 2019, and August 2020.  With the adoption of IFRS 16, Leases (see Note 3), the Company recognized a lease obligation with regard to the office leases.  The terms and the outstanding balances as at April 30, 2021 and 2020 are as follows:

(in thousands)	April 30, 2021 $	April 30, 2020 $
Equipment under lease in monthly instalments of $1,228 with interests of between 13% and 17% per annum. Due dates are between May 2021 and March 2023.	—	71
Equipment under lease in monthly instalments of $19,437 with interest rate of 8% per annum and an end date of May 2023.	396	—
Automobile under lease in monthly instalments of $1,186 with an interest rate of 8% per annum and an end date of September 2023.	31	44
Automobile under lease in monthly instalments of $1,055 with an interest rate of 8% per annum and an end date of August 2024.	37	—
Right-of-use asset from office lease repayable in monthly instalments of $6,440 and an interest rate of 8% per annum and an end date of May 2024.	223	135
Right-of-use asset from office lease repayable in monthly instalments of $16,223 and an interest rate of 8% per annum and an end date of December 2022.	303	476
Right-of-use asset from office lease repayable in monthly instalments of $32,997 and an interest rate of 8% per annum and an end date of December 2022. The monthly instalment is adjusted annually based on the consumer price index.	616	673
Right-of-use asset from office lease repayable in monthly instalments of $14,480 and an interest rate of 8% per annum and an end date of April 2023.	320	485
Current portion	(986)	(752)
Non-current portion	940	1,132
(1)	This equipment lease was repaid in full during the year ended April 30, 2021.

As at April 30, 2021, the Company’s lab equipment and automobile include a net carrying amount of $402,883 (April 30, 2020 – $77,285) for the leased equipment and $66,881 (April 30, 2020 – $42,682) for the leased automobile.  The net carrying amount of the right-of-use assets from office lease obligation is $1.4 million (April 30, 2020 – $1.7 million).

The following is a schedule of the Company’s future minimum lease payments related to the equipment under finance lease and the office lease obligation:

(in thousands)	$
2022	1,105
2023	871
2024	102
2025	11
Total minimum lease payments	2,089
Less: imputed interest	(163)
Total present value of minimum lease payments	1,926
Less: Current portion	(986)
Non-current portion	940